Quarterly Holdings Report
for
Fidelity Flex® Funds
Fidelity Flex® Short-Term Bond Fund
November 30, 2021
ZSB-NPRT1-0122
1.9881601.104
Nonconvertible Bonds - 39.3%
	Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 1.4%
Diversified Telecommunication Services - 0.6%
AT&T, Inc. 0.9% 3/25/24	20,000	19,871
Verizon Communications, Inc.:
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.500% 0.549% 3/22/24 (b)(c)	11,000	11,048
0.75% 3/22/24	8,000	7,950
		38,869
Media - 0.4%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 4.464% 7/23/22	25,000	25,442
Comcast Corp. 3.1% 4/1/25	2,000	2,109
		27,551
Wireless Telecommunication Services - 0.4%
Rogers Communications, Inc. 3 month U.S. LIBOR + 0.600% 0.7254% 3/22/22 (b)(c)	15,000	15,020
T-Mobile U.S.A., Inc. 3.5% 4/15/25	10,000	10,578
		25,598
TOTAL COMMUNICATION SERVICES		92,018
CONSUMER DISCRETIONARY - 1.8%
Automobiles - 1.4%
BMW U.S. Capital LLC 3.45% 4/12/23 (d)	25,000	25,886
General Motors Financial Co., Inc.:
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 1.200% 1.25% 11/17/23 (b)(c)	50,000	50,690
1.25% 1/8/26	15,000	14,628
		91,204
Textiles, Apparel & Luxury Goods - 0.4%
VF Corp. 2.05% 4/23/22	30,000	30,182
TOTAL CONSUMER DISCRETIONARY		121,386
CONSUMER STAPLES - 1.5%
Beverages - 0.3%
Dr. Pepper Snapple Group, Inc. 0.75% 3/15/24	20,000	19,793
Food & Staples Retailing - 0.1%
7-Eleven, Inc.:
0.625% 2/10/23 (d)	3,000	2,991
0.8% 2/10/24 (d)	4,000	3,957
		6,948
Food Products - 0.1%
Conagra Brands, Inc. 0.5% 8/11/23	11,000	10,926
Tobacco - 1.0%
BAT Capital Corp. 3.222% 8/15/24	25,000	26,038
BAT International Finance PLC 1.668% 3/25/26	20,000	19,702
Philip Morris International, Inc.:
1.125% 5/1/23	11,000	11,066
2.875% 5/1/24	10,000	10,447
		67,253
TOTAL CONSUMER STAPLES		104,920
ENERGY - 3.6%
Oil, Gas & Consumable Fuels - 3.6%
Canadian Natural Resources Ltd. 2.05% 7/15/25	8,000	8,084
Chevron Corp. 1.141% 5/11/23	11,000	11,078
Enbridge, Inc. 0.55% 10/4/23	25,000	24,819
Energy Transfer LP:
3.6% 2/1/23	7,000	7,163
4.2% 9/15/23	4,000	4,192
4.25% 3/15/23	10,000	10,325
Kinder Morgan Energy Partners LP 3.5% 9/1/23	7,000	7,254
Marathon Petroleum Corp. 4.5% 5/1/23	10,000	10,448
MPLX LP:
1.75% 3/1/26	19,000	18,805
4.5% 7/15/23	2,000	2,091
Occidental Petroleum Corp. 2.9% 8/15/24	5,000	5,015
Phillips 66 Co.:
0.9% 2/15/24	20,000	19,849
3.7% 4/6/23	31,000	32,140
Pioneer Natural Resources Co. 0.55% 5/15/23	13,000	12,938
Plains All American Pipeline LP/PAA Finance Corp. 3.65% 6/1/22	9,000	9,063
Shell International Finance BV 3.5% 11/13/23	3,000	3,154
The Williams Companies, Inc. 3.6% 3/15/22	28,000	28,101
Valero Energy Corp. 1.2% 3/15/24	20,000	19,907
Western Gas Partners LP 3 month U.S. LIBOR + 2.100% 2.2218% 1/13/23 (b)(c)	5,000	4,974
		239,400
FINANCIALS - 19.1%
Banks - 11.9%
Bank of America Corp.:
0.81% 10/24/24 (b)	20,000	19,875
0.976% 4/22/25 (b)	20,000	19,830
3.004% 12/20/23 (b)	100,000	102,253
Bank of Montreal 1.85% 5/1/25	25,000	25,433
Bank of Nova Scotia:
0.55% 9/15/23	25,000	24,894
2% 11/15/22	25,000	25,360
BNP Paribas SA 3.25% 3/3/23	25,000	25,823
Canadian Imperial Bank of Commerce:
0.45% 6/22/23	25,000	24,844
0.95% 6/23/23	20,000	20,053
Citigroup, Inc.:
0.981% 5/1/25 (b)	9,000	8,940
3.106% 4/8/26 (b)	25,000	26,207
JPMorgan Chase & Co.:
0.697% 3/16/24 (b)	10,000	9,986
0.824% 6/1/25 (b)	13,000	12,845
1.514% 6/1/24 (b)	35,000	35,280
Mizuho Financial Group, Inc. 0.849% 9/8/24 (b)	200,000	199,393
Royal Bank of Canada:
1.6% 4/17/23	25,000	25,322
2.55% 7/16/24	15,000	15,554
Santander Holdings U.S.A., Inc. 3.5% 6/7/24	10,000	10,465
Synovus Financial Corp. 3.125% 11/1/22	30,000	30,485
The Toronto-Dominion Bank:
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.480% 0.5297% 1/27/23 (b)(c)	25,000	25,085
0.25% 1/6/23	20,000	19,928
Wells Fargo & Co.:
1.654% 6/2/24 (b)	60,000	60,629
2.164% 2/11/26 (b)	25,000	25,510
		793,994
Capital Markets - 3.2%
Bank of New York Mellon Corp.:
1.6% 4/24/25	8,000	8,083
2.95% 1/29/23	20,000	20,506
Goldman Sachs Group, Inc.:
0.523% 3/8/23	10,000	9,968
0.627% 11/17/23 (b)	20,000	19,948
2.905% 7/24/23 (b)	10,000	10,130
Intercontinental Exchange, Inc. 0.7% 6/15/23	13,000	12,966
Morgan Stanley:
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.700% 0.7488% 1/20/23 (b)(c)	50,000	50,033
0.529% 1/25/24 (b)	15,000	14,941
0.56% 11/10/23 (b)	25,000	24,924
0.731% 4/5/24 (b)	15,000	14,962
4% 7/23/25	25,000	27,120
		213,581
Consumer Finance - 1.9%
Ally Financial, Inc.:
1.45% 10/2/23	2,000	2,009
5.125% 9/30/24	10,000	10,957
American Express Co. 2.65% 12/2/22	30,000	30,649
Capital One Financial Corp. 2.6% 5/11/23	8,000	8,199
Hyundai Capital America 1% 9/17/24 (d)	16,000	15,789
Synchrony Financial:
4.25% 8/15/24	21,000	22,357
4.375% 3/19/24	14,000	14,843
Toyota Motor Credit Corp.:
0.5% 8/14/23	8,000	7,974
2.9% 3/30/23	14,000	14,424
		127,201
Diversified Financial Services - 0.7%
AIG Global Funding 0.8% 7/7/23 (d)	5,000	5,002
Athene Global Funding:
0.95% 1/8/24 (d)	15,000	14,951
1% 4/16/24 (d)	10,000	9,956
Equitable Holdings, Inc. 3.9% 4/20/23	2,000	2,080
Jackson Financial, Inc. 1.125% 11/22/23 (d)	18,000	17,990
		49,979
Insurance - 1.4%
Equitable Financial Life Global Funding:
0.5% 11/17/23 (d)	25,000	24,803
1.1% 11/12/24 (d)	25,000	24,800
Great-West Lifeco U.S. Finance 2020 LP 0.904% 8/12/25 (d)	7,000	6,823
Northwestern Mutual Global Funding U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.330% 0.3788% 3/25/24 (b)(c)(d)	17,000	17,044
Pacific Life Global Funding II 1.2% 6/24/25 (d)	10,000	9,942
Principal Life Global Funding II U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.450% 0.4987% 4/12/24 (b)(c)(d)	7,000	7,030
		90,442
TOTAL FINANCIALS		1,275,197
HEALTH CARE - 2.9%
Biotechnology - 0.7%
AbbVie, Inc.:
2.3% 11/21/22	20,000	20,302
2.9% 11/6/22	25,000	25,502
		45,804
Health Care Providers & Services - 0.9%
Anthem, Inc.:
0.45% 3/15/23	17,000	16,928
3.125% 5/15/22	10,000	10,120
Cigna Corp.:
0.613% 3/15/24	4,000	3,952
3.05% 11/30/22	10,000	10,227
Humana, Inc. 0.65% 8/3/23	17,000	16,909
		58,136
Life Sciences Tools & Services - 0.7%
PerkinElmer, Inc. 0.85% 9/15/24	20,000	19,679
Thermo Fisher Scientific, Inc. 1.215% 10/18/24	25,000	25,003
		44,682
Pharmaceuticals - 0.6%
AstraZeneca Finance LLC 0.7% 5/28/24	13,000	12,868
Bristol-Myers Squibb Co. 3.25% 2/20/23	18,000	18,533
Mylan NV 3.125% 1/15/23 (d)	12,000	12,294
		43,695
TOTAL HEALTH CARE		192,317
INDUSTRIALS - 2.6%
Aerospace & Defense - 0.5%
The Boeing Co.:
1.167% 2/4/23	10,000	10,004
1.95% 2/1/24	10,000	10,138
4.875% 5/1/25	10,000	10,960
		31,102
Airlines - 0.2%
Delta Air Lines, Inc. 2.9% 10/28/24	15,000	15,117
Commercial Services & Supplies - 0.3%
Republic Services, Inc. 0.875% 11/15/25	20,000	19,441
Machinery - 0.5%
Caterpillar Financial Services Corp. 0.25% 3/1/23	25,000	24,895
Otis Worldwide Corp. 3 month U.S. LIBOR + 0.450% 0.5831% 4/5/23 (b)(c)	9,000	9,000
		33,895
Road & Rail - 0.4%
Canadian Pacific Railway Co. 1.35% 12/2/24 (e)	26,000	25,976
Trading Companies & Distributors - 0.7%
Air Lease Corp.:
0.7% 2/15/24	7,000	6,901
0.8% 8/18/24	7,000	6,870
3.5% 1/15/22	10,000	10,036
International Lease Finance Corp. 5.875% 8/15/22	25,000	25,895
		49,702
Transportation Infrastructure - 0.0%
Avolon Holdings Funding Ltd. 3.625% 5/1/22 (d)	2,000	2,020
TOTAL INDUSTRIALS		177,253
INFORMATION TECHNOLOGY - 1.6%
Electronic Equipment & Components - 0.3%
Dell International LLC/EMC Corp. 5.45% 6/15/23	18,000	19,092
IT Services - 0.1%
PayPal Holdings, Inc. 1.35% 6/1/23	6,000	6,063
The Western Union Co. 2.85% 1/10/25	3,000	3,120
		9,183
Semiconductors & Semiconductor Equipment - 0.3%
Analog Devices, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.000% 0.2988% 10/1/24 (b)(c)	8,000	8,014
Microchip Technology, Inc. 0.983% 9/1/24 (d)	9,000	8,870
		16,884
Software - 0.7%
Microsoft Corp. 2.4% 8/8/26	20,000	20,864
VMware, Inc.:
0.6% 8/15/23	17,000	16,899
1% 8/15/24	11,000	10,922
		48,685
Technology Hardware, Storage & Peripherals - 0.2%
Apple, Inc. 0.75% 5/11/23	13,000	13,031
TOTAL INFORMATION TECHNOLOGY		106,875
MATERIALS - 0.3%
Chemicals - 0.3%
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP 3.3% 5/1/23 (d)	6,000	6,204
International Flavors & Fragrances, Inc. 0.697% 9/15/22 (d)	2,000	2,001
The Mosaic Co. 3.25% 11/15/22	5,000	5,111
Westlake Chemical Corp. 0.875% 8/15/24	5,000	4,950
		18,266
REAL ESTATE - 0.2%
Equity Real Estate Investment Trusts (REITs) - 0.2%
American Tower Corp. 1.3% 9/15/25	5,000	4,930
Crown Castle International Corp. 1.35% 7/15/25	2,000	1,980
Welltower, Inc. 3.625% 3/15/24	6,000	6,320
		13,230
UTILITIES - 4.3%
Electric Utilities - 2.8%
Cleco Power LLC 3 month U.S. LIBOR + 0.500% 0.6158% 6/15/23 (b)(c)(d)	14,000	13,996
Duke Energy Corp. U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.250% 0.2992% 6/10/23 (b)(c)	13,000	12,993
Eversource Energy U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.250% 0.3% 8/15/23 (b)(c)	25,000	24,967
Exelon Corp. 3.497% 6/1/22 (b)	20,000	20,206
FirstEnergy Corp.:
1.6% 1/15/26	2,000	1,963
2.05% 3/1/25	7,000	6,965
Florida Power & Light Co. 2.85% 4/1/25	4,000	4,186
ITC Holdings Corp. 2.7% 11/15/22	6,000	6,105
NextEra Energy Capital Holdings, Inc.:
3 month U.S. LIBOR + 0.270% 0.4296% 2/22/23 (b)(c)	25,000	24,960
0.65% 3/1/23	20,000	19,974
2.75% 5/1/25	10,000	10,412
PPL Electric Utilities Corp. 3 month U.S. LIBOR + 0.250% 0.3823% 9/28/23 (b)(c)	8,000	8,000
Southern California Edison Co. 3 month U.S. LIBOR + 0.270% 0.3889% 12/3/21 (b)(c)	10,000	10,000
Southern Co.:
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.370% 0.42% 5/10/23 (b)(c)	13,000	12,979
0.6% 2/26/24	6,000	5,922
		183,628
Gas Utilities - 0.7%
Atmos Energy Corp. 3 month U.S. LIBOR + 0.380% 0.496% 3/9/23 (b)(c)	11,000	11,001
CenterPoint Energy Resources Corp. 3 month U.S. LIBOR + 0.500% 0.6196% 3/2/23 (b)(c)	14,000	13,978
Dominion Gas Holdings LLC 2.5% 11/15/24	3,000	3,107
ONE Gas, Inc. 0.85% 3/11/23	20,000	19,968
		48,054
Independent Power and Renewable Electricity Producers - 0.1%
Emera U.S. Finance LP 0.833% 6/15/24 (d)	8,000	7,889
Multi-Utilities - 0.7%
CenterPoint Energy, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.650% 0.7% 5/13/24 (b)(c)	12,000	11,999
Dominion Energy, Inc. 3 month U.S. LIBOR + 0.530% 0.646% 9/15/23 (b)(c)	10,000	10,002
DTE Energy Co. 2.25% 11/1/22	20,000	20,290
NiSource, Inc. 0.95% 8/15/25	6,000	5,852
		48,143
TOTAL UTILITIES		287,714
TOTAL NONCONVERTIBLE BONDS (Cost $2,615,392)		2,628,576

U.S. Treasury Obligations - 49.3%
	Principal Amount (a)	Value ($)
U.S. Treasury Notes:
0.125% 8/15/23	181,000	179,961
0.25% 5/15/24	1,103,000	1,090,712
0.25% 7/31/25	100,000	97,301
0.375% 10/31/23	545,000	543,510
0.375% 8/15/24	150,000	148,465
0.375% 4/30/25	418,000	409,918
2.125% 12/31/22	200,000	203,953
2.125% 3/31/24	350,000	361,826
2.625% 6/30/23	250,000	258,652
TOTAL U.S. TREASURY OBLIGATIONS (Cost $3,299,490)		3,294,298

U.S. Government Agency - Mortgage Securities - 0.9%
	Principal Amount (a)	Value ($)
Freddie Mac - 0.9%
2% 1/1/32	25,999	26,730
2.5% 11/1/28	19,313	20,031
3% 2/1/34	10,810	11,324

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $57,596)		58,085

Asset-Backed Securities - 8.2%
	Principal Amount (a)	Value ($)
AmeriCredit Automobile Receivables Trust Series 2021-3 Class A3, 0.76% 8/18/26	16,000	15,946
Bank of America Credit Card Master Trust:
Series 2020-A1 Class A1, 0.34% 5/15/26	20,000	19,807
Series 2021-A1 Class A1, 0.44% 9/15/26	18,000	17,778
Canadian Pacer Auto Receivables Trust Series 2018-2A Class A3, 3.27% 12/19/22 (d)	102	102
Capital One Multi-Asset Execution Trust Series 2021-A3 Class A3, 1.04% 11/16/26	21,000	20,999
CarMax Auto Owner Trust:
Series 2018-4 Class A3, 3.36% 9/15/23	1,983	1,999
Series 2020-4 Class A3, 0.5% 8/15/25	10,000	9,984
Series 2021-1 Class A3, 0.34% 12/15/25	10,000	9,954
Carvana Auto Receivables Trust:
Series 2021-P2 Class A3, 0.49% 3/10/26	15,000	14,899
Series 2021-P3 Class A3, 0.7% 11/10/26	13,000	12,889
CNH Equipment Trust Series 2018-A Class A3, 3.12% 7/17/23	879	881
Discover Card Execution Note Trust Series 2021-A1 Class A1, 0.58% 9/15/26	20,000	19,743
Drive Auto Receivables Trust:
Series 2021-2 Class A2, 0.36% 5/15/24	18,000	17,992
Series 2021-3 Class A2, 0.52% 1/15/25	20,000	19,994
Exeter Automobile Receivables Trust:
Series 2021-2A Class A3, 0.3% 10/15/24	6,000	5,988
Series 2021-3A Class A2, 0.34% 1/16/24	8,629	8,625
Ford Credit Auto Lease Trust Series 2020-B Class A3, 0.62% 8/15/23	13,000	13,016
Ford Credit Auto Owner Trust Series 2020-B Class A, 0.5% 2/15/23	273	273
Ford Credit Floorplan Master Owner Trust Series 2020-1 Class A1, 0.7% 9/15/25	24,000	23,942
GM Financial Automobile Leasing Trust Series 2020-3 Class A2A, 0.35% 11/21/22	4,039	4,039
GM Financial Consumer Automobile Receivables Trust:
Series 2020-3 Class A2, 0.35% 7/17/23	3,115	3,115
Series 2020-4 Class A3, 0.38% 8/18/25	12,000	11,976
GM Financial Securitized Term Automobile Receivables Trust Series 2019-1 Class A3, 2.97% 11/16/23	2,191	2,204
GMF Floorplan Owner Revolving Trust Series 2020-1 Class A, 0.68% 8/15/25 (d)	100,000	99,756
Hyundai Auto Receivables Trust Series 2020-C Class A3, 0.38% 5/15/25	13,000	12,971
John Deere Owner Trust Series 2020-B Class A2, 0.41% 3/15/23	2,980	2,981
Mercedes-Benz Auto Lease Trust:
Series 2019-B Class A3, 2% 10/17/22	2,457	2,463
Series 2020-A Class A3, 1.84% 12/15/22	4,447	4,462
Series 2020-B Class A3, 0.4% 11/15/23	7,000	6,999
Mercedes-Benz Auto Receivables Trust Series 2020-1 Class A2, 0.46% 3/15/23	1,237	1,237
Santander Consumer Auto Receivables Trust Series 2021-AA Class A3, 0.33% 10/15/25 (d)	11,000	10,966
Santander Drive Auto Receivables Trust Series 2021-2 Class A3, 0.34% 2/18/25	13,000	12,984
Santander Retail Auto Lease Trust:
Series 2020-B Class A3, 0.57% 4/22/24 (d)	15,000	14,961
Series 2021-A Class A3, 0.51% 7/22/24 (d)	9,000	8,948
Tesla Series 2020-A Class A3, 0.68% 12/20/23 (d)	7,000	7,011
Tesla Auto Lease Trust Series 2021-A Class A3, 0.56% 3/20/25 (d)	13,000	12,911
Toyota Auto Receivables Owner Trust Series 2020-C Class A3, 0.44% 10/15/24	25,000	24,995
Verizon Master Trust:
Series 2021-1 Class A, 0.5% 5/20/27	12,000	11,875
Series 2021-2 Class A, 0.99% 4/20/28	20,000	19,941
Verizon Owner Trust Series 2020-A Class A1A, 1.85% 7/22/24	15,000	15,140
Volvo Financial Equipment LLC:
Series 2019-1A Class A3, 3% 3/15/23 (d)	1,570	1,575
Series 2019-2A Class A3, 2.04% 11/15/23 (d)	7,650	7,707
World Omni Automobile Lease Securitization Trust:
Series 2020-A Class A2, 1.71% 11/15/22	4,248	4,253
Series 2020-B Class A3, 0.45% 2/15/24	9,000	8,985
TOTAL ASSET-BACKED SECURITIES (Cost $550,780)		549,266

Commercial Mortgage Securities - 1.7%
	Principal Amount (a)	Value ($)
Benchmark Mortgage Trust Series 2018-B7 Class A1, 3.436% 5/15/53	4,981	5,076
Citigroup Commercial Mortgage Trust sequential payer Series 2016-GC36 Class AAB, 3.368% 2/10/49	8,346	8,688
COMM Mortgage Trust:
sequential payer:
Series 2012-LC4 Class A4, 3.288% 12/10/44	1,150	1,149
Series 2014-CR18 Class ASB, 3.452% 7/15/47	14,932	15,264
Series 2013-LC6 Class ASB, 2.478% 1/10/46	1,777	1,790
CSMC Trust Series 2017-CHOP Class A, 1 month U.S. LIBOR + 1.000% 1.09% 7/15/32 (b)(c)(d)	10,000	9,977
GS Mortgage Securities Trust Series 2017-GS8 Class A1, 2.222% 11/10/50	3,017	3,035
JPMorgan Chase Commercial Mortgage Securities Trust sequential payer Series 2012-CBX Class A4, 3.4834% 6/15/45	3,620	3,645
Morgan Stanley Capital I Trust sequential payer Series 2019-MEAD Class A, 3.17% 11/10/36 (d)	10,000	10,277
OPG Trust floater Series 2021-PORT Class A, 1 month U.S. LIBOR + 0.480% 0.574% 10/15/36 (b)(c)(d)	20,000	19,842
UBS-Barclays Commercial Mortgage Trust sequential payer Series 2013-C6 Class ASB, 2.7877% 4/10/46	10,670	10,766
Wells Fargo Commercial Mortgage Trust sequential payer:
Series 2015-LC22 Class ASB, 3.571% 9/15/58	7,606	7,921
Series 2017-RC1 Class ASB, 3.453% 1/15/60	10,000	10,467
WF-RBS Commercial Mortgage Trust sequential payer Series 2014-C20 Class ASB, 3.638% 5/15/47	4,759	4,910
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $113,192)		112,807

Money Market Funds - 4.4%
	Shares	Value ($)
Fidelity Cash Central Fund 0.06% (f) (Cost $294,744)	294,685	294,744

TOTAL INVESTMENT IN SECURITIES - 103.8% (Cost $6,931,194)	6,937,776
NET OTHER ASSETS (LIABILITIES) - (3.8)%	(251,076)
NET ASSETS - 100.0%	6,686,700

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $444,271 or 6.6% of net assets.

(e)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.06%	72,074	729,018	506,348	35	-	-	294,744	0.0%
Total	72,074	729,018	506,348	35	-	-	294,744

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Nonconvertible Bonds and U.S. Treasury Obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. U.S. Government Agency - Mortgage Securities, Asset-Backed Securities and Commercial Mortgage Securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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